Offsetting Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheet regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2014 and 2015 are as follows.

March 31, 2014

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral
Derivative assets	¥12,651	¥(214)	¥12,437	¥(1,015)	¥0	¥11,422
Reverse repurchase, securities borrowing, and similar arrangements*2	3,064	(3,049)	15	0	0	15

Total assets	15,715	(3,263)	12,452	(1,015)	0	11,437

Derivative liabilities	16,860	(214)	16,646	(1,015)	(571)	15,060
Repurchase, securities lending, and similar arrangements*2	3,049	(3,049)	0	0	0	0

Total liabilities	¥19,909	¥(3,263)	¥16,646	¥(1,015)	¥(571)	¥15,060

March 31, 2015

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral
Derivative assets	¥25,123	¥(2,858)	¥22,265	¥0	¥(3,888)	¥18,377
Reverse repurchase, securities borrowing, and similar arrangements*2	9,915	(9,915)	0	0	0	0

Total assets	35,038	(12,773)	22,265	0	(3,888)	18,377

Derivative liabilities	29,619	(2,858)	26,761	0	(277)	26,484
Repurchase, securities lending, and similar arrangements*2	10,590	(9,915)	675	0	0	675

Total liabilities	¥40,209	¥(12,773)	¥27,436	¥0	(277)	¥27,159

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.

Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheet regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2014 and 2015 are as follows.

March 31, 2014

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral
Derivative assets	¥12,651	¥(214)	¥12,437	¥(1,015)	¥0	¥11,422
Reverse repurchase, securities borrowing, and similar arrangements*2	3,064	(3,049)	15	0	0	15

Total assets	15,715	(3,263)	12,452	(1,015)	0	11,437

Derivative liabilities	16,860	(214)	16,646	(1,015)	(571)	15,060
Repurchase, securities lending, and similar arrangements*2	3,049	(3,049)	0	0	0	0

Total liabilities	¥19,909	¥(3,263)	¥16,646	¥(1,015)	¥(571)	¥15,060

March 31, 2015

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral
Derivative assets	¥25,123	¥(2,858)	¥22,265	¥0	¥(3,888)	¥18,377
Reverse repurchase, securities borrowing, and similar arrangements*2	9,915	(9,915)	0	0	0	0

Total assets	35,038	(12,773)	22,265	0	(3,888)	18,377

Derivative liabilities	29,619	(2,858)	26,761	0	(277)	26,484
Repurchase, securities lending, and similar arrangements*2	10,590	(9,915)	675	0	0	675

Total liabilities	¥40,209	¥(12,773)	¥27,436	¥0	(277)	¥27,159

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.